CONSOLIDATED STATEMENT OF COMPREHENSIVE OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) earnings	$ (101,470)	$ (533,330)	$ 258,317
Other comprehensive income (loss), net of income taxes
Change in foreign currency translation adjustment	3,206	(2,860)	3,428
Change in net unrealized (losses) gains on interest rate swaps	(2,841)	2,003	(696)
Change in net unrealized losses on available-for-sale marketable debt securities	0	(20)	(33)
Total other comprehensive income (loss), net of income taxes	365	(877)	2,699
Comprehensive (loss) income, net of income taxes	(101,105)	(534,207)	261,016
Components of comprehensive (income) loss attributable to noncontrolling interests:
Net (earnings) loss attributable to noncontrolling interests	(2,556)	(6,567)	7,625
Change in foreign currency translation adjustment attributable to noncontrolling interests	(433)	412	(513)
Comprehensive (income) loss attributable to noncontrolling interests	(2,989)	(6,155)	7,112
Comprehensive (loss) income attributable to People Incorporated shareholders	$ (104,094)	$ (540,362)	$ 268,128